MANNING & NAPIER FUND, INC.

Pro-Blend Conservative Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Moderate Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Extended Term Series

(Class S, I, R, L, W and Z)

Pro-Blend Maximum Term Series

(Class S, I, R, L, W and Z)

(together, the “Pro-Blend Series”)

Equity Series (Class S and W)

Overseas Series (Class S, I, W and Z)

Disciplined Value Series (Class S, I, W and Z)

Rainier International Discovery Series

(Class S, I, W and Z)

Core Bond Series (Class S, I, W and Z)

Credit Series (Class W)

Diversified Tax Exempt Series (Class A and W)

High Yield Bond Series (Class S, I, W and Z)

New York Tax Exempt Series

(Class A and W)

Real Estate Series (Class S, I, W and Z)

Unconstrained Bond Series (Class S, I, W and Z)

Supplement dated November 14, 2022 to:

•	the Statement of Additional Information for the Pro-Blend Series, Equity Series, Overseas Series, Disciplined Value Series and Rainier International Discovery Series dated March 1, 2022, as supplemented April 4, 2022 and September 21, 2022; and

•	the Statement of Additional Information for the Core Bond Series, Credit Series, Diversified Tax Exempt Series, High Yield Bond Series, New York Tax Exempt Series, Real Estate Series and Unconstrained Bond Series dated March 1, 2022, as supplemented April 4, 2022 and September 21, 2022 (together with the Statement of Additional Information for the Pro-Blend Series, Equity Series, Overseas Series, Disciplined Value Series and Rainier International Discovery Series, the “SAIs”).

This supplement provides new and additional information beyond that contained in the SAIs. It should be read in conjunction with the SAIs.

1.  Effective November 4, 2022, Margaret McLaughlin resigned as a Director of the Fund. Accordingly, all references to Ms. McLaughlin in the SAI are hereby deleted.

2.  The first paragraph in “The Advisor” section is hereby deleted and replaced by the following:

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. MNA is indirectly owned and controlled by Callodine MN Holdings, Inc., which, in turn, is controlled by Callodine Group, LLC and its founder James Morrow. East Asset Management, LLC, and its owners Terrence and Kim Pegula, also indirectly hold a substantial interest in Callodine MN Holdings, Inc. Under the Investment Advisory Agreements (the “Advisory Agreements”) between the Fund and the Advisor, the Advisor is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such. In addition, the Advisor oversees the Sub-Advisor to ensure its compliance with the investment objective, policies, strategies, and restrictions of the Rainier International Discovery Series, and monitors the Sub-Advisor’s adherence to its investment style.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN Supp 11.14.22

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